Contingent liabilities and financial commitments - Tobacco-Related Litigation Outside the U.S. - Additional Information (Details) $ in Millions, ₩ in Billions, ₦ in Trillions														1 Months Ended		12 Months Ended
	May 21, 2019 DISEASE	Mar. 01, 2019 GBP (£)	Mar. 01, 2019 CAD ($)	Jun. 15, 2018 GBP (£)	Jun. 15, 2018 CAD ($)	Feb. 13, 2017 GBP (£)	Feb. 13, 2017 CAD ($)	Oct. 27, 2015 GBP (£)	Oct. 27, 2015 CAD ($)	Jun. 06, 2015 GBP (£)	Jun. 06, 2015 CAD ($)	May 27, 2015 GBP (£)	May 27, 2015 CAD ($)	Nov. 30, 2016 GBP (£)	Nov. 30, 2016 AOA (Kz)	Dec. 31, 2022 ARS ($) CLAIM Case ACTION	Dec. 31, 2022 GBP (£) CLASSACTION CLAIM ACTION Case province territory	Dec. 31, 2022 CAD ($) CLAIM Case ACTION	Dec. 31, 2022 NGN (₦) CLAIM Case ACTION	Dec. 31, 2022 KRW (₩) CLAIM Case ACTION	Dec. 31, 2021 GBP (£) MARKET	Dec. 31, 2021 CAD ($) MARKET	Dec. 31, 2022 CAD ($) CLASSACTION territory province ACTION	Mar. 01, 2019 CAD ($)	Jan. 31, 2019 GBP (£)	Jan. 31, 2019 CAD ($)	Jun. 15, 2018 CAD ($)	Jun. 30, 2010 CLASSACTION	Jun. 30, 2009 CLASSACTION
Disclosure Of Commitments And Contingencies [Line Items]
Canadian provinces | province																	10						10
Canadian territories where legislation has Royal Assent | territory																	2						2
Canadian territories | territory																	3						3
Number of class actions in lawsuit | CLASSACTION																	17						17
Number of personal injury claims																51	51	51	51	51
Number of claims received unfavourable verdicts | Case																2	2	2	2	2
Nigerian court
Disclosure Of Commitments And Contingencies [Line Items]
Litigation damages sought value																	£ 15,000,000,000		₦ 10.6
Case 1
Disclosure Of Commitments And Contingencies [Line Items]
Post-judgment interest																$ 5,288,000	25,000
Case 2
Disclosure Of Commitments And Contingencies [Line Items]
Total value of unfavourable verdicts																2,850,000	13,400
Post-judgment interest																92,638,000	435,000
Tobacco product liability claims
Disclosure Of Commitments And Contingencies [Line Items]
Number of markets outside US | MARKET																					12	12
Knight class action
Disclosure Of Commitments And Contingencies [Line Items]
Cost order amount																	3,100,000						$ 5
Compensatory damages | Case 1
Disclosure Of Commitments And Contingencies [Line Items]
Total value of unfavourable verdicts																685,976	3,200
Punitive damages | Case 1
Disclosure Of Commitments And Contingencies [Line Items]
Total value of unfavourable verdicts																$ 2,500,000	£ 11,700
Canada
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions | ACTION																	11						11
Number of personal injury claims																5	5	5	5	5
Canada | Tobacco Damages and Health Care Costs Recovery Act 2000
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit seek damage amount						£ 3,100,000	$ 5
Canada | Treatment of smoking and health related diseases
Disclosure Of Commitments And Contingencies [Line Items]
Number of actions for recovery of health care costs | ACTION																10	10	10	10	10
Canada | Growers class action
Disclosure Of Commitments And Contingencies [Line Items]
Litigation damages sought value																	£ 30,700,000	$ 50
Canada | Quebec class actions
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions in lawsuit | CLASSACTION																	2						2
Domestic manufacturers party to litigation | CLASSACTION																	2						2
Litigation settlement amount												£ 9,600,000,000	$ 15,600
Litigation settlement provisional execution amount										£ 694,000,000	$ 1,131
Litigation settlement guarantee amount										3,100,000,000	5,000
Security amount to be posted by parties								£ 604,000,000	$ 984
Litigation settlement reduction of total maximum adjustments		£ 8,400,000,000																						$ 13,700
Canada | Quebec class actions | Imperial Tobacco Canada Limited
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount												£ 6,400,000,000	$ 10,400
Litigation settlement provisional execution amount										£ 455,000,000	$ 742
Security amount to be posted by parties								£ 465,000,000	$ 758
Payment of litigation initial deposits		465,700,000	$ 759
Litigation settlement reduction of total maximum adjustments		5,600,000,000																						9,200
Canada | Other Canadian smoking and health class actions
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions in lawsuit | CLASSACTION																	7						7						4
Canadian Province | Treatment of smoking and health related diseases
Disclosure Of Commitments And Contingencies [Line Items]
Number of actions for recovery of health care costs | ACTION																10	10	10	10	10
South Korea | National Health Insurance Service
Disclosure Of Commitments And Contingencies [Line Items]
Litigation damages sought value																	£ 35,500,000			₩ 54
Brazil
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims																17	17	17	17	17
Brazil | Federal Attorney's office
Disclosure Of Commitments And Contingencies [Line Items]
Number of tobacco-related diseases allegedly expended as public health care expenses | DISEASE	26
British Columbia | Other Canadian smoking and health class actions
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions in lawsuit | CLASSACTION																												2
Angola
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit seek damage amount														£ 1,300,000	Kz 800,000,000
British Columbia | Tobacco Damages and Health Care Costs Recovery Act 2000
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit seek damage amount						£ 72,400,000,000	$ 118,000
British Columbia | Tobacco Damages and Health Care Costs Recovery Act 2000 | Bottom of range
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount																	£ 6,800,000,000						$ 11,100
British Columbia | Tobacco Damages and Health Care Costs Recovery Act 2000 | Top of range
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount																	£ 14,200,000,000						$ 23,200
Ontario | Tobacco Damages And Health Care Costs Recovery Act 2009
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit seek damage amount				£ 202,500,000,000	$ 330,000
Ontario | Tobacco Damages And Health Care Costs Recovery Act 2009 | Bottom of range
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount				172,000,000,000																							$ 280,000
Additon to estimated effect of contingent liabilities																									£ 5,800,000,000	$ 9,400
Ontario | Tobacco Damages And Health Care Costs Recovery Act 2009 | Top of range
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount				£ 387,000,000,000																							$ 630,000
Additon to estimated effect of contingent liabilities																									£ 6,700,000,000	$ 10,900
Chile
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims																11	11	11	11	11
Italy
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims																9	9	9	9	9
Argentina
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims																5	5	5	5	5
Ireland
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims																2	2	2	2	2
Two Jurisdictions
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims																1	1	1	1	1
Imperial Tobacco Canada | Canada
Disclosure Of Commitments And Contingencies [Line Items]
Settlement proceeds from judgement		£ 5,600,000,000																						$ 9,200
Settlement payments																					£ 465,000,000	$ 758